LONG-TERM DEBT - Senior and Subordinated Notes and Debentures (Details)	1 Months Ended				12 Months Ended
	Jun. 30, 2025 CAD ($)	Feb. 28, 2025 CAD ($) tranche	Feb. 29, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2025 CAD ($) tranche	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($) tranche	Feb. 28, 2025 USD ($) tranche	Feb. 29, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Total gross proceeds		$ 4,000,000,000.0
Proceeds from debt derivatives upon conversion			$ 3,320,000,000	$ 2,460,000,000
Subordinated Notes Issued
Disclosure of detailed information about borrowings [line items]
Redemption period					5 years
Total gross proceeds					$ 4,007,000,000	$ 0
Number of tranches | tranche		3			3		3	3
Subordinated Notes Due 2055 - 7.00%, Tranche One
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 1,100,000,000
Interest rate		7.00%						7.00%
Applicable interest rate term		5 years
Subordinated Notes Due 2055 - 7.00%, Tranche One | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 1,100,000,000
Interest rate					7.00%		7.00%
Issue price per $1,000 principal amount					1,000
Total gross proceeds					$ 1,575,000,000
Transaction costs and discounts					$ 21,000,000
Subordinated Notes Due 2055 - 7.125%, Tranche Two
Disclosure of detailed information about borrowings [line items]
Principal amount								$ 1,000,000,000
Interest rate		7.125%						7.125%
Applicable interest rate term		10 years
Subordinated Notes Due 2055 - 7.125%, Tranche Two | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 1,000,000,000
Interest rate					7.125%		7.125%
Issue price per $1,000 principal amount					1,000
Total gross proceeds					$ 1,432,000,000
Transaction costs and discounts					19,000,000
Subordinated Notes Due 2055 - 5.625%, Tranche Three
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 1,000,000,000
Interest rate		5.625%						5.625%
Applicable interest rate term		5 years
Subordinated Notes Due 2055 - 5.625%, Tranche Three | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 1,000,000,000		$ 1,000,000,000
Interest rate					5.625%		5.625%
Issue price per $1,000 principal amount					999.83
Total gross proceeds					$ 1,000,000,000
Transaction costs and discounts					$ 11,000,000
Senior Notes Due 2029 - 5.000%
Disclosure of detailed information about borrowings [line items]
Interest rate			5.00%						5.00%
Borrowings									$ 1,250,000,000
Senior Notes Due 2029 - 5.000% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,250,000,000	$ 1,250,000,000
Interest rate					5.00%	5.00%	5.00%
Issue price per $1,000 principal amount						997.14
Total gross proceeds						$ 1,684,000,000
Transaction costs and discounts						20,000,000
Senior Notes Due 2034 - 5.300%
Disclosure of detailed information about borrowings [line items]
Interest rate			5.30%						5.30%
Borrowings									$ 1,250,000,000
Senior Notes Due 2034 - 5.300% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 1,250,000,000	$ 1,250,000,000
Interest rate					5.30%	5.30%	5.30%
Issue price per $1,000 principal amount						991.19
Total gross proceeds						$ 1,683,000,000
Transaction costs and discounts						30,000,000
Senior Notes Due 2026 - 5.650% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 500,000,000
Interest rate					5.65%		5.65%
Senior Notes Due 2028 - 5.700% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 1,000,000,000
Interest rate					5.70%		5.70%
Senior Notes Due 2030 - 5.800% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 500,000,000
Interest rate					5.80%		5.80%
Senior Notes Due 2033 - 5.900% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 1,000,000,000
Interest rate					5.90%		5.90%
Senior notes
Disclosure of detailed information about borrowings [line items]
Total gross proceeds					$ 0	3,367,000,000
Borrowings									$ 2,500,000,000
Repayment of long-term debt					$ 6,723,000,000	$ 1,100,000,000
Term Loan Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,000,000,000
Repayment of long-term debt	$ 1,000,000,000		$ 3,400,000,000